Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating losses	$ 664,513	$ 743,120
Operating lease
Property, equipment and others
Gross deferred tax assets	664,513	743,120
Operating lease		(6,565)
Property, equipment and others		(10,262)
Gross deferred tax liabilities		(16,827)
Gross deferred tax assets, net of gross deferred tax liabilities	664,513	726,293
Less: valuation allowance	(664,513)	(726,293)
Deferred tax assets, net of valuation allowance